Pension and Postretirement Expense Level 4 (Details) - Amounts Recognized (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other assets, net	$ 134	$ 109
Other Liabilities, Current	(127)	(129)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(234)	(309)
Accumulated Other Comprehensive Income (Loss), Net of Tax	21	77	(17)
Pension plans with projected benefit obligation [Abstract]
Net Accumulated Unrecognized Losses for U.S. Pension Plans	24
Unrecognized Actuarial Losses for U.S. Plans	(13)
Amortization of Actuarial Losses for U.S. Plans	(11)
Net Accumulated Unrecognized Losses for Non-U.S. Pension Plans	44
Unrecognized Actuarial Losses for Non-U.S. Plans	(27)
Amortization of Actuarial Losses for Non-U.S. Plans	10
Amortization of Prior Service Cost for Non-U.S. Plans	1
Actuarial Gain from Plan Amendment	6
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other assets, net	0	0
Other Liabilities, Current	0	0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(38)	(84)
Accumulated Other Comprehensive Income (Loss), Net of Tax	140	164
Defined Benefit Plan, Amounts Recognized in Balance Sheet	102	80
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Recognized actuarial loss	128	167
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	2	2
Deferred income taxes	10	(5)
Net Amounts Recognized in Accumulated Other Comprehensive Income	140	164
Defined Benefit Plan, Accumulated Benefit Obligation	278	309
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	276	307
Pension Plans with Underfunded Accumulated Benefit Obligations [Abstract]
Aggregate Projected Benefit Obligation for Underfunded Pension Plans	278	309
Aggregate Accumulated Benefit Obligation for Underfunded Pension Plans	278	309
Aggregate Fair Value of Plan Assets for Underfunded Pension Plans	240	225
Pension plans with projected benefit obligation [Abstract]
Aggregate Projected Benefit Obligation for Pension Plans with Projected Benefit Obligations	278	309
Aggregate Fair Value of Plan Assets for Pension Plans with Projected Benefit Obligations	240	225
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other assets, net	7	0
Other Liabilities, Current	(5)	(3)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(173)	(203)
Accumulated Other Comprehensive Income (Loss), Net of Tax	59	103
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(112)	(103)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Recognized actuarial loss	66	119
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	(3)	4
Deferred income taxes	(4)	(20)
Net Amounts Recognized in Accumulated Other Comprehensive Income	59	103
Defined Benefit Plan, Accumulated Benefit Obligation	436	459
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	270	304
Pension Plans with Underfunded Accumulated Benefit Obligations [Abstract]
Aggregate Projected Benefit Obligation for Underfunded Pension Plans	189	485
Aggregate Accumulated Benefit Obligation for Underfunded Pension Plans	181	459
Aggregate Fair Value of Plan Assets for Underfunded Pension Plans	13	278
Pension plans with projected benefit obligation [Abstract]
Aggregate Projected Benefit Obligation for Pension Plans with Projected Benefit Obligations	199	485
Aggregate Fair Value of Plan Assets for Pension Plans with Projected Benefit Obligations	21	278
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other assets, net	0	0
Other Liabilities, Current	0	(1)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(12)	(14)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(10)	(9)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(22)	(24)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Recognized actuarial loss	(6)	(4)
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	0	(2)
Deferred income taxes	(4)	(3)
Net Amounts Recognized in Accumulated Other Comprehensive Income	(10)	(9)
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other assets, net	0	0
Other Liabilities, Current	0	0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(11)	(8)
Accumulated Other Comprehensive Income (Loss), Net of Tax	2	1
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(9)	(7)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Recognized actuarial loss	(2)	1
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	6	0
Deferred income taxes	(2)	0
Net Amounts Recognized in Accumulated Other Comprehensive Income	$ 2	$ 1